Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance	¥ 496,918	¥ 250,696	¥ 188,725
Provision for accounts receivable and contract assets	253,948	390,882	139,226
Current period write-off	(440,472)	(144,660)	(77,255)
Ending balance	¥ 310,394	¥ 496,918	¥ 250,696